UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value
CONSUMER DISCRETIONARY — 2.2%
Apollo Group, Cl A *	21,000	$787,080
DeVry	9,500	454,670
Tupperware Brands	10,000	448,100

		1,689,850

CONSUMER STAPLES — 17.5%
Avon Products	58,000	1,766,100
Brown-Forman, Cl B	12,000	729,720
Church & Dwight	13,000	856,050
Clorox	26,000	1,730,300
Energizer Holdings *	25,000	1,869,500
Flowers Foods	25,500	649,740
H.J. Heinz	29,000	1,424,190
Kellogg	27,500	1,382,150
Molson Coors Brewing, Cl B	31,500	1,487,745
Ralcorp Holdings *	30,000	1,861,800

		13,757,295

ENERGY — 9.1%
Brigham Exploration *	24,000	506,160
Denbury Resources *	60,000	1,021,200
Dresser-Rand Group *	18,000	615,960
National Oilwell Varco	18,000	967,680
Pioneer Natural Resources	12,000	837,600
Superior Energy Services *	36,000	994,320
Ultra Petroleum *	19,500	802,425
Whiting Petroleum *	14,000	1,406,160

		7,151,505

FINANCIALS — 14.1%
Alleghany *	3,200	961,536
HCC Insurance Holdings	60,000	1,588,800
IntercontinentalExchange *	3,500	402,045
Invesco	47,000	1,081,000
Morningstar	26,500	1,293,730
MSCI, Cl A *	12,000	430,200
Northern Trust	37,000	1,836,310
Willis Group Holdings	53,500	1,701,300
W.R. Berkley	66,000	1,816,320

		11,111,241

HEALTH CARE — 20.3%
Allergan	15,500	1,122,355
Beckman Coulter	24,500	1,304,380
Bio-Rad Laboratories, Cl A *	12,000	1,087,440
Cephalon *	17,000	1,129,480
Cerner *	9,500	834,385
C.R. Bard	14,500	1,205,240

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Gen-Probe *	27,500	$1,331,825
Hologic *	69,000	1,105,380
Laboratory Corp. of America Holdings *	16,000	1,301,120
Life Technologies *	36,000	1,806,480
Myriad Genetics *	41,000	817,130
ResMed *	21,000	669,270
St. Jude Medical *	24,000	919,200
West Pharmaceutical Services	24,000	856,560
Zimmer Holdings *	10,500	498,120

		15,988,365

INDUSTRIALS — 15.4%
AMETEK	30,000	1,621,500
Copart *	18,000	609,480
Flowserve	5,000	500,000
IDEX	35,500	1,280,840
ITT	25,500	1,203,345
L-3 Communications Holdings	7,000	505,330
Landstar System	15,000	564,300
Pall	12,000	512,040
Republic Services	37,000	1,102,970
Ritchie Bros. Auctioneers	18,000	381,240
Roper Industries	24,000	1,666,320
Verisk Analytics, Cl A *	32,500	968,825
Waste Connections	29,500	1,201,830

		12,118,020

INFORMATION TECHNOLOGY — 15.3%
Adobe Systems *	34,000	957,100
Altera	26,500	827,065
Ansys *	30,000	1,357,500
Concur Technologies *	12,000	619,440
Gartner *	23,500	744,715
IHS, Cl A *	19,500	1,408,680
Informatica *	30,000	1,220,700
Intuit *	33,000	1,584,000
National Instruments	30,000	1,043,700
NetApp *	14,000	745,500
Paychex	35,500	983,350
Solera Holdings	12,000	576,600

		12,068,350

MATERIALS — 4.3%
AptarGroup	30,000	1,346,400
Ecolab	23,500	1,159,020
Nalco Holding	31,000	873,580

		3,379,000

The Advisors’ Inner Circle Fund II	CHAMPLAIN
MID CAP FUND
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Face Amount	Value
TOTAL COMMON STOCK (Cost $65,140,637)		$77,263,626

REPURCHASE AGREEMENT — 3.0%
Morgan Stanley 0.110%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $2,354,282, (collateralized by a U.S. Treasury obligation, par value $2,389,209, 2.000%, 01/15/26, total market value $2,401,351) (Cost $2,354,260)	$2,354,260	2,354,260

TOTAL INVESTMENTS— 101.2% (Cost $67,494,897)†		$79,617,886

Percentages are based on Net Assets of $78,648,335.

*	Non-income producing security.

Cl —	Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $67,494,897, and the unrealized appreciation and depreciation were $12,901,585 and $(778,596), respectively.

As of October 31, 2010, all of the Fund’s investments were considered level 1, with the exception of the repurchase agreement, which is level 2, in accordance with ASC 820.

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CSC-QH-002-0500

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%

	Shares	Value
CONSUMER DISCRETIONARY — 6.2%
American Public Education *	145,000	$4,054,200
Capella Education *	60,000	3,289,800
John Wiley & Sons, Cl A	295,000	12,732,200
K12 *	220,000	6,140,200
Matthews International, Cl A	197,300	6,514,846
Strayer Education	33,700	4,712,271
Tupperware Brands	150,000	6,721,500

		44,165,017

CONSUMER STAPLES — 12.5%
Alberto Culver	295,000	11,000,550
Del Monte Foods	885,000	12,690,900
Flowers Foods	480,000	12,230,400
Hain Celestial Group *	445,000	11,004,850
Lancaster Colony	220,000	10,973,600
Lance	370,000	8,413,800
Ruddick	325,000	11,342,500
Smart Balance *	670,000	2,385,200
TreeHouse Foods *	75,000	3,502,500
WD-40	145,000	5,349,050

		88,893,350

ENERGY — 6.5%
Brigham Exploration *	150,000	3,163,500
Gulfport Energy *	220,000	3,665,200
Oasis Petroleum *	171,000	3,637,170
Oil States International *	75,000	3,834,000
Resolute Energy *	370,000	4,443,700
Rosetta Resources *	150,000	3,586,500
SandRidge Energy *	740,000	4,047,800
SM Energy	110,000	4,584,800
Superior Energy Services *	405,000	11,186,100
TETRA Technologies *	445,000	4,343,200

		46,491,970

FINANCIALS — 14.9%
Alleghany *	17,000	5,108,160
Allied World Assurance Holdings	225,000	12,872,250
Argo Group International Holdings	150,000	5,203,500
Arthur J. Gallagher	220,000	6,195,200
Aspen Insurance Holdings	150,000	4,255,500
Brown & Brown	370,000	8,247,300
Financial Engines *	151,100	2,225,703
First Mercury Financial	135,500	2,208,650
First Midwest Bancorp	260,000	2,784,600
HCC Insurance Holdings	225,000	5,958,000
Healthcare Realty Trust	520,000	12,552,800
Morningstar	220,000	10,740,400
National Interstate	132,400	2,842,628
Navigators Group *	223,000	10,251,310

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
UMB Financial	295,000	$10,932,700
Waddell & Reed Financial, Cl A	150,000	4,360,500

		106,739,201

HEALTH CARE — 18.4%
American Medical Systems Holdings *	370,000	7,474,000
athenahealth *	220,000	8,793,400
Bio-Rad Laboratories, Cl A *	110,000	9,968,200
Bio-Reference Labs I *	73,000	1,573,880
Genomic Health *	225,000	3,186,000
Gen-Probe *	185,000	8,959,550
Immucor *	222,000	3,862,800
Integra LifeSciences Holdings *	235,000	10,109,700
Luminex *	370,000	6,663,700
Martek Biosciences *	260,000	5,707,000
Masimo	235,000	7,089,950
MedAssets *	370,000	6,859,800
Meridian Bioscience	220,000	5,035,800
Myriad Genetics *	335,000	6,676,550
NuVasive *	185,000	4,847,000
SonoSite *	150,000	4,675,500
SurModics *	110,000	1,315,600
Techne	97,000	5,909,240
Teleflex	111,000	6,188,250
VCA Antech *	295,000	6,097,650
West Pharmaceutical Services	295,000	10,528,550

		131,522,120

INDUSTRIALS — 16.3%
ABM Industries	550,000	12,402,500
Brady, Cl A	430,800	13,247,100
CLARCOR	335,000	13,286,100
Copart *	110,000	3,724,600
CoStar Group *	211,800	10,517,988
Gardner Denver	120,000	6,938,400
IDEX	370,000	13,349,600
Landstar System	220,000	8,276,400
Ritchie Bros Auctioneers	295,000	6,248,100
Robbins & Myers	123,500	3,585,205
UTi Worldwide	225,000	4,324,500
Wabtec	148,000	6,932,320
Waste Connections	335,000	13,647,900

		116,480,713

INFORMATION TECHNOLOGY — 18.8%
Ariba *	520,000	9,765,600
Blackboard *	220,000	9,182,800
Blue Coat Systems *	185,000	4,989,450
Bottomline Technologies *	370,000	6,667,400
comScore *	275,000	6,465,250
Concur Technologies *	110,000	5,678,200

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
October 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares/Face
	Amount	Value
INFORMATION TECHNOLOGY — continued
Constant Contact *	260,000	$5,980,000
Ebix *	295,000	7,286,500
FARO Technologies *	185,000	4,465,900
Jack Henry & Associates	220,000	5,975,200
LogMeIn *	75,000	2,979,750
MicroStrategy *	60,000	5,437,800
National Instruments	335,000	11,654,650
NeuStar, Cl A *	147,000	3,794,070
NIC	375,000	3,255,000
Progress Software *	185,000	6,913,450
SolarWinds *	370,000	6,715,500
Solera Holdings	110,000	5,285,500
Sourcefire *	150,000	3,538,500
Ultimate Software Group *	275,000	11,379,500
Wright Express *	190,000	7,164,900

		134,574,920

MATERIALS — 5.3%
AptarGroup	295,000	13,239,600
Sensient Technologies	445,000	14,377,950
Silgan Holdings	295,000	9,956,250

		37,573,800

TOTAL COMMON STOCK (Cost $595,450,397)		706,441,091

REPURCHASE AGREEMENT — 2.2%
Morgan Stanley 0.110%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $15,923,149, (collateralized by a U.S. Treasury obligation, par value $16,159,384, 2.000%, 01/15/26, total market value $16,241,499) (Cost $15,923,003)	$15,923,003	15,923,003

TOTAL INVESTMENTS— 101.1% (Cost $611,373,400)†		$722,364,094

Percentages are based on Net Assets of $714,624,701.

*	Non-income producing security

Cl —	Class

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
October 31, 2010
(Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $611,373,400, and the unrealized appreciation and depreciation were $126,168,924 and $(15,178,230), respectively.

As of October 31, 2010, all of the Fund’s investments were considered level 1, with the exception of the repurchase agreement, which is level 2, in accordance with ASC 820.

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CSC-QH-001-1200

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010